Note 10 - Commitments and Contingent Liabilities (Detail) - Commitments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Standby letters of credit	$ 5,959	$ 5,486
Fixed Rate Commitments [Member]
Commitments	678	1,456
Variable Rate Commitments [Member]
Commitments	$ 50,488	$ 54,860